NEOS Enhanced Income Credit Select ETF
Schedule of Investments
February 28, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 96.7%		Shares	Value
iShares Broad USD High Yield Corporate Bond ETF (a)		1,767,924	$66,208,754
SPDR Portfolio High Yield Bond ETF (a)		1,563,764	37,280,134
Xtrackers USD High Yield Corporate Bond ETF (a)		1,009,877	37,082,683
TOTAL EXCHANGE TRADED FUNDS (Cost $138,686,175)			140,571,571

PURCHASED OPTIONS - 0.0% (b)	Notional Amount	Contracts
Put Options - 0.0% (b)			$–
S&P 500 Index (c)(d)(f)		–	$–
Expiration: 03/13/2025; Exercise Price: $5,350.00	$48,826,900	82	25,830
Expiration: 03/13/2025; Exercise Price: $5,250.00	48,826,900	82	20,910
Expiration: 03/13/2025; Exercise Price: $5,150.00	48,826,900	82	17,015
TOTAL PURCHASED OPTIONS (Cost $101,098)			63,755

SHORT-TERM INVESTMENTS - 3.4%
Money Market Funds - 0.4%		Shares
First American Treasury Obligations Fund - Class X, 4.28% (e)(f)		570,276	570,276

U.S. Treasury Bills - 3.0%		Par
4.22%, 03/11/2025 (g)		2,255,000	2,252,858
4.25%, 04/22/2025 (g)		2,162,000	2,149,306
			4,402,164
TOTAL SHORT-TERM INVESTMENTS (Cost $4,971,483)			4,972,440

TOTAL INVESTMENTS - 100.1% (Cost $143,758,756)			$145,607,766
Liabilities in Excess of Other Assets - (0.1)%			(206,324)
TOTAL NET ASSETS - 100.0%			$145,401,442
two			–%
Percentages are stated as a percent of net assets.			–%

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Represents less than 0.05% of net assets.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(f)	All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of February 28, 2025 is $634,031.
(g)	The rate shown is the annualized effective yield as of February 28, 2025.

NEOS Enhanced Income Credit Select ETF
Schedule of Written Options
February 28, 2025 (Unaudited)

WRITTEN OPTIONS - (0.1)%	Notional Amount	Contracts	Value
Put Options - (0.1)%
S&P 500 Index (a)(b)		–	$–
Expiration: 03/13/2025; Exercise Price: $5,600.00	(48,826,900)	(82)	(68,470)
Expiration: 03/13/2025; Exercise Price: $5,525.00	(48,826,900)	(82)	(47,150)
Expiration: 03/13/2025; Exercise Price: $5,475.00	(48,826,900)	(82)	(37,720)
Total Put Options			(153,340)
TOTAL WRITTEN OPTIONS (Premiums received $303,393)			$(153,340)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

NEOS Enhanced Income Credit Select ETF
Notes to Quarterly Schedule of Investments
February 28, 2025 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$140,571,571	$–	$–	$140,571,571
Purchased Options	–	63,755	–	63,755
Money Market Funds	570,276	–	–	570,276
U.S. Treasury Bills	–	4,402,164	–	4,402,164
Total Investments	$141,141,847	$4,465,919	$–	$145,607,766

Liabilities:
Investments:
Written Options	$–	$(153,340)	$–	$(153,340)
Total Investments	$–	$(153,340)	$–	$(153,340)

Refer to the Schedule of Investments for further disaggregation of investment categories.